Loans Payable – Related Parties - Schedule of Loans Payable – Related Parties (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	$ 2,566,988	$ 2,566,988
Less: repayments to date	(1,000,000)	(1,000,000)
Loans payable – related parties, current and noncurrent	1,566,988	1,566,988
Shareholder 2024 Loans [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	1,353,639	1,353,639
July 2024 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties	$ 1,213,349	$ 1,213,349